Investments (excluding Consolidated Investment Entities) - Loans by Property Type (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Investment Holdings [Line Items]
Total Commercial mortgage loans	$ 9,316.0	[1]	$ 8,666.2	[1]
Loans by property type percentage of total loans	100.00%	[1]	100.00%	[1]
Industrial
Investment Holdings [Line Items]
Total Commercial mortgage loans	2,848.0	[1]	3,361.5	[1]
Loans by property type percentage of total loans	30.60%	[1]	38.80%	[1]
Retail
Investment Holdings [Line Items]
Total Commercial mortgage loans	2,936.9	[1]	2,350.2	[1]
Loans by property type percentage of total loans	31.50%	[1]	27.10%	[1]
Office
Investment Holdings [Line Items]
Total Commercial mortgage loans	1,242.2	[1]	1,284.7	[1]
Loans by property type percentage of total loans	13.30%	[1]	14.80%	[1]
Apartments
Investment Holdings [Line Items]
Total Commercial mortgage loans	1,296.1	[1]	952.1	[1]
Loans by property type percentage of total loans	13.90%	[1]	11.00%	[1]
Hotel/Motel
Investment Holdings [Line Items]
Total Commercial mortgage loans	430.6	[1]	280.6	[1]
Loans by property type percentage of total loans	4.60%	[1]	3.20%	[1]
Mixed Use
Investment Holdings [Line Items]
Total Commercial mortgage loans	184.1	[1]	74.0	[1]
Loans by property type percentage of total loans	2.00%	[1]	0.90%	[1]
Other
Investment Holdings [Line Items]
Total Commercial mortgage loans	$ 378.1	[1]	$ 363.1	[1]
Loans by property type percentage of total loans	4.10%	[1]	4.20%	[1]

[1]	Balances do not include allowance for mortgage loan credit losses